Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Total assets	₱ 47,627	₱ 47,724
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	1,101	578
Total assets	1,516	943
Derivative Financial Assets – Net of Current Portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	385	96
Current Portion of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 30
Short Term Investments1 | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss		₱ 269